SHARE-BASED COMPENSATION (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Share shares	Dec. 31, 2020 USD ($) Share shares	Dec. 31, 2019 Share	Mar. 02, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option plan expense | $		$ 381
Share option plan, employment expense (recovery) | $			$ (464)
Number of options outstanding		997,200	1,021,156	1,321,288
Number of options exercisable		0	23,956
Percentage of shares outstanding to determine number of net options granted					10.00%
Share units purchased and held in trust		188,000
Share units purchased and held in trust, amount | $		$ 3,257
Payments of withholding taxes in cash | $		$ 2,527	$ 1,209
Shares held in trust | shares		231,282	195,706
Share-based compensation expense | $		$ 6,653	$ 3,129
Subsequent Event [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjustment of additional share option expense | $	$ 1,300
Subsequent Event [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjustment of additional share option expense | $	$ 1,700
Share options plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			23,956
Number of performance options outstanding		997,200	997,200
Share unit plan (RSUs and PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance share units outstanding under share unit plan		39,244
Number of units granted during the year		287,431	522,231
Number of RSUs outstanding		486,947	570,126
Number of units vested during the year		301,137	400,490
Number of units settled through issuance of shares held in trust | shares		152,424	291,608
Share-based compensation expense | $		$ 6,272	$ 3,593